Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Schedule of New Bank Borrowings	Subsequent new bank borrowings consisted of the following:
Lender	Company	Rate	Issuance Date	Collateral/Security	Amount-RMB	Amount- USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	2/01/2024	Yada, Yongjun Liu	10,000,000	1,408,471
Industrial and Commercial Bank of China	Yada	3.45%	2/22/2024	Properties of Yada	9,000,000	1,267,623
China Minsheng Bank	Huadong	3.00%	1/12/2024	N/A	3,000,000	422,541
Bank of China	Huadong	2.42%	3/11/2024	N/A	5,000,000	704,235
Bank of Jiangsu	Huadong	3.10%	1/8/2024	Yongjun Liu, Yin Liu	10,000,000	1,408,471
Total					37,000,000	5,211,341

Schedule of Repayments on Bank Borrowings	Subsequent repayments on bank borrowings consisted of the following:
Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount- USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/29/2024	Yada, Yongjun Liu	5,000,000	704,235
Bank of China	Huadong	3.50%	1/25/2024	Yongjun Liu, Yin Liu	10,000,000	1,408,471
Bank of Communication	Huadong	3.50%	4/12/2024	Yongjun Liu, Yin Liu, Properties of Huada	5,000,000	704,235
Bank of Communication	Huadong	3.50%	4/16/2024	N/A	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	4/19/2024	Yongjun Liu, Yin Liu, Properties of Huadong	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2/01/2024	Properties of Yada	9,000,000	1,267,623
Total					42,000,000	5,915,576